Property and Equipment, Net - Schedule of Property and Equipment (Details) (10-KT) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost		$ 392	$ 391	$ 147
Accumulated depreciation		139	124	86
Depreciated cost	$ 239	253	267	61
Computers and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		33	32	28
Accumulated depreciation		29	27	20
Clinical and Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		359	359	119
Accumulated depreciation		$ 110	$ 97	$ 66